Vessel Operating and Voyage Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Vessel Operating and Voyage Expenses [Abstract]
Voyage Expenses
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2021	2022
Brokerage commissions	$359,254	$1,749,509
Brokerage commissions- related party	364,540	1,557,300
Port & other expenses	461,219	4,534,279
Bunkers consumption	866,090	14,811,888
Gain on bunkers	(1,109,510)	(2,598,568)
Total Voyage expenses	$941,593	$20,054,408

Vessel Operating Expenses
	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2021	2022
Crew & crew related costs	$6,236,241	$17,067,166
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	2,650,534	8,273,282
Lubricants	881,925	1,657,165
Insurances	850,984	2,528,966
Tonnage taxes	187,345	541,491
Other	459,866	1,654,134
Total Vessel operating expenses	$11,266,895	$31,722,204